Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Reconciliation of Ordinary Shares Subject To Possible Redemption	The ordinary shares subject to possible redemption reflected on the condensed balance sheets as of June 30, 2023 and December 31, 2022 is reconciled in the following table:

Class A ordinary shares subject to possible redemption at December 31, 2021	$232,300,000
Remeasurement of Class A ordinary shares to redemption value	2,316,046

Class A ordinary shares subject to possible redemption at December 31, 2022	$234,616,046
Remeasurement of Class A ordinary shares to redemption value	4,080,757
Redemption of Class A ordinary shares	(189,434,603)

Class A ordinary shares subject to possible redemption at June 30, 2023 (unaudited)	$49,262,200

The ordinary shares subject to possible redemption reflected on the balance sheet as of December 31, 2022 and 2021 is reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Class A ordinary shares issuance costs	(21,834,402)
Fair value of Public Warrants at issuance	(5,784,500)
Plus:
Remeasurement of Class A ordinary shares to redemption value	29,918,902

Class A ordinary shares subject to possible redemption at December 31, 2021	$232,300,000
Remeasurement of Class A ordinary shares to redemption value	2,316,046

Class A ordinary shares subject to possible redemption at December 31, 2022	$234,616,046

Schedule of Income Per Share, Basic and Diluted
A reconciliation of the income per share is below:

	For The Three	For The Three	For The Six	For The Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Redeemable Class A Ordinary Shares
Numerator: Net income allocable to Redeemable Class A Ordinary Shares	$1,139,293	$4,939,514	$362,923	$7,979,317
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares	7,329,761	23,000,000	15,121,592	23,000,000

Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.16	$0.21	$0.02	$0.35

Non-Redeemable Class B Ordinary Shares
Numerator: Net income allocable to non-redeemable Class B Ordinary Shares	$893,744	$1,234,878	$138,002	$1,994,829
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	5,750,000	5,750,000	5,750,000	5,750,000

Basic and diluted net income per share, Class B non-redeemable ordinary shares	$0.16	$0.21	$0.02	$0.35

A reconciliation of the earnings per share is below:

	For The Year Ended December 31, 2022	For the period from March 5, 2021 (Inception) through December 31, 2021
Redeemable Class A Ordinary Shares
Numerator: Net income (loss) allocable to Redeemable Class A Ordinary Shares	$7,807,770	$(1,322,260)
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares	23,000,000	5,158,940

Basic and diluted net income (loss) per share, Redeemable Class A	$0.34	$(0.26)

Non-Redeemable Class B Ordinary Shares
Numerator: Net income (loss) allocable to non-redeemable Class B Ordinary Shares	$1,951,943	$(1,311,439)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares	5,750,000	5,116,722

Basic and diluted net income (loss) per share, non-redeemable ordinary shares	$0.34	$(0.26)